Segment Information - Summary of Result of Non-Current Assets and Main Services and Products by Geographic Region (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure of geographical areas [abstract]
Maximum revenue percentage represented by clients	10.00%